Schedule of Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net (loss) income	$ (23,106)	$ (77,812)	$ (61,233)	$ (113,037)	$ (340,087)	$ (89,562)	$ (202,562)
Net income from discontinued operations	(855)	(14,873)	(665)	(18,865)	157,580	(21,742)	13,101
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation			20,513	16,837	37,491	35,213	32,507
Amortization of intangible assets	19,085	19,818	38,663	39,646	79,964	83,944	86,412
Amortization of debt issuance costs and non-cash interest expense			3,815	4,235	7,850	8,692	8,012
Loss on modification and extinguishment of debt		67,967		67,967	68,473	938	1,059
Stock-based compensation expense	1,316	539	1,521	1,152	1,805	1,869	2,155
Impairment of goodwill							49,600
(Gain) loss on disposal of assets, net			530	258	1,447	(1,118)	(1,012)
Deferred income tax expense (benefit)			3,812	3,735	5,940	(10,710)	9,809
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable			(4,209)	(5,949)	(8,064)	(14,460)	(19,459)
Inventories			(5,650)	(8,751)	(8,106)	(19,497)	3,239
Prepaid expenses and other assets			(637)	(2,032)	(7,516)	11,424	(8,669)
Accounts payable and other					12,888	7,644	1,839
Accounts payable and other current liabilities			(8,526)	(7,365)
Net cash (used in) provided by continuing operating activities			(12,066)	(22,169)	9,665	(7,365)	(23,969)
Net cash (used in) discontinued operations			(8,853)	29,397	39,861	53,852	53,749
Net cash (used in) provided by operating activities			(20,919)	7,228	49,526	46,487	29,780
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired					(24,000)	(4,587)	(1,953)
Purchases of property and equipment			(31,500)	(16,608)	(44,089)	(52,741)	(37,484)
Other investing activities, net					27	(1,038)	(1,626)
Proceeds from disposition of assets			700
Net cash (used in) provided by investing activities from continuing operations			(30,800)	(16,608)	(68,062)	(58,366)	(41,063)
Net cash provided by investing activities from discontinued operations				(451)	(575)	(52)
Net cash (used in) provided by investing activities			(30,800)	(17,059)	(68,637)	(58,418)	(41,063)
Cash Flows from Financing Activities:
Proceeds from issuance of debt			63,000	2,445,826	2,518,033	1,000,294	549,417
Repayments of debt obligations			(18,913)	(2,356,121)	(2,419,027)	(990,219)	(523,037)
Payment of debt issuance, modification and extinguishment costs				(61,662)	(62,375)	(1,812)	(2,387)
Exercise of stock options					11	22	0
Payment of contingent consideration						(5,690)
Cancellation of vested options						(2,001)
Dividend paid by subsidiary to owners of noncontrolling interest					(541)	(617)	(684)
Net cash provided by (used in) financing activities			44,087	28,043	36,101	(23)	23,309
Effect of exchange rate changes on cash and cash equivalents			388	(971)	809	(480)	329
Net (decrease) increase in cash and cash equivalents			(7,244)	17,241	17,799	(12,434)	12,355
Cash and cash equivalents at the beginning of the period			48,943	31,144	31,144	43,578	31,223
Cash and cash equivalents at the end of the period	41,699	48,385	41,699	48,385	48,943	31,144	43,578
Reportable Legal Entities | DJOFL
Cash Flows from Operating Activities:
Net (loss) income	(23,275)	(77,976)	(61,596)	(113,503)	(340,927)	(90,534)	(203,452)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Amortization of debt issuance costs and non-cash interest expense			3,815	4,235	7,850	8,692	8,012
Loss on modification and extinguishment of debt		67,967		67,967	68,473	938	1,059
Equity in (loss) income of subsidiaries, net	(19,181)	(34,558)	(23,143)	(41,902)	100,217	(84,713)	24,823
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Prepaid expenses and other assets			1,251	(17)	(1,195)
Accounts payable and other					(11,506)	(83)	(1,839)
Accounts payable and other current liabilities			(7,721)	(5,422)
Net cash (used in) provided by continuing operating activities			(87,394)	(88,642)	(177,088)	(165,700)	(171,397)
Net cash (used in) provided by operating activities			(87,394)	(88,642)	(177,088)	(165,700)	(171,397)
Cash Flows from Financing Activities:
Intercompany			31,070	73,474	157,053	149,870	156,598
Proceeds from issuance of debt			63,000	2,445,826	2,515,827	1,000,294	549,417
Repayments of debt obligations			(18,913)	(2,356,073)	(2,416,713)	(990,085)	(523,037)
Payment of debt issuance, modification and extinguishment costs				(61,662)	(62,375)	(1,812)	(2,387)
Exercise of stock options					11	22
Cancellation of vested options						(2,001)
Net cash provided by (used in) financing activities			75,157	101,565	193,803	156,288	180,591
Net (decrease) increase in cash and cash equivalents			(12,237)	12,923	16,715	(9,412)	9,194
Cash and cash equivalents at the beginning of the period			29,673	12,958	12,958	22,370	13,176
Cash and cash equivalents at the end of the period	17,436	25,881	17,436	25,881	29,673	12,958	22,370
Reportable Legal Entities | Guarantors
Cash Flows from Operating Activities:
Net (loss) income	7,528	27,992	18,275	46,240	(96,424)	80,726	(14,647)
Net income from discontinued operations	(855)	(14,873)	(665)	(18,865)	157,580	(21,742)	13,101
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation			18,055	14,509	32,495	29,127	27,382
Amortization of intangible assets	18,699	19,197	37,846	38,395	77,569	80,045	81,043
Stock-based compensation expense			1,521	1,152	1,805	1,869	2,155
Impairment of goodwill							49,600
(Gain) loss on disposal of assets, net			471	139	1,380	(1,223)	(1,696)
Deferred income tax expense (benefit)			4,133	3,351	6,901	(8,618)	10,895
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable			(559)	(3,545)	(6,156)	(6,851)	(13,127)
Inventories			(1,244)	11	(535)	(12,178)	4,565
Prepaid expenses and other assets			(2,763)	(1,196)	(3,924)	6,864	(990)
Accounts payable and other					16,569	4,057	(3,175)
Accounts payable and other current liabilities			2,522	(3,042)
Net cash (used in) provided by continuing operating activities			77,592	77,149	187,260	152,076	155,106
Net cash (used in) discontinued operations			(8,853)	29,397	39,861	53,852	53,749
Net cash (used in) provided by operating activities			68,739	106,546	227,121	205,928	208,855
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired					(24,000)		(192)
Purchases of property and equipment			(29,238)	(13,677)	(38,095)	(46,269)	(29,158)
Other investing activities, net					27	(676)	(1,239)
Proceeds from disposition of assets			700
Net cash (used in) provided by investing activities from continuing operations			(28,538)	(13,677)	(62,068)	(46,945)	(30,589)
Net cash provided by investing activities from discontinued operations				(451)	(575)	(52)
Net cash (used in) provided by investing activities				(14,128)	(62,643)	(46,997)	(30,589)
Cash Flows from Financing Activities:
Intercompany			(38,991)	(89,888)	(164,321)	(153,596)	(181,030)
Payment of contingent consideration						(5,690)
Net cash provided by (used in) financing activities			(38,991)	(89,888)	(164,321)	(159,286)	(181,030)
Net (decrease) increase in cash and cash equivalents			1,210	2,530	157	(355)	(2,764)
Cash and cash equivalents at the beginning of the period			160	3	3	358	3,122
Cash and cash equivalents at the end of the period	1,370	2,533	1,370	2,533	160	3	358
Reportable Legal Entities | Non-Guarantors
Cash Flows from Operating Activities:
Net (loss) income	5,539	2,881	(1,474)	(8,331)	(4,699)	(5,972)	(10,040)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation			2,486	2,377	5,096	6,265	5,383
Amortization of intangible assets	386	621	817	1,251	2,395	3,899	5,369
(Gain) loss on disposal of assets, net			55	127	75	105	684
Deferred income tax expense (benefit)			(321)	384	(961)	(1,104)	(1,233)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable			(3,650)	(2,404)	(1,908)	(7,609)	(6,332)
Inventories			2,793	(1,603)	11,885	12,746	7,738
Prepaid expenses and other assets			(252)	(892)	(1,775)	4,851	(7,368)
Accounts payable and other					805	1,618	7,597
Accounts payable and other current liabilities			(69)	(3,322)
Net cash (used in) provided by continuing operating activities			385	(12,413)	10,913	14,799	1,798
Net cash (used in) provided by operating activities			385	(12,413)	10,913	14,799	1,798
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired						(4,587)	(1,761)
Purchases of property and equipment			(2,261)	(2,942)	(6,111)	(6,597)	(8,310)
Other investing activities, net						(362)	(387)
Net cash (used in) provided by investing activities from continuing operations			(2,261)	(2,942)	(6,111)	(11,546)	(10,458)
Net cash (used in) provided by investing activities				(2,942)	(6,111)	(11,546)	(10,458)
Cash Flows from Financing Activities:
Intercompany			5,271	18,162	(4,035)	(4,687)	14,944
Proceeds from issuance of debt					2,206
Repayments of debt obligations				(48)	(2,314)	(134)
Dividend paid by subsidiary to owners of noncontrolling interest					(541)	(617)	(684)
Net cash provided by (used in) financing activities			5,271	18,114	(4,684)	(5,438)	14,260
Effect of exchange rate changes on cash and cash equivalents			388	(971)	809	(480)	329
Net (decrease) increase in cash and cash equivalents			3,783	1,788	927	(2,665)	5,929
Cash and cash equivalents at the beginning of the period			19,110	18,183	18,183	20,848	14,919
Cash and cash equivalents at the end of the period	22,893	19,971	22,893	19,971	19,110	18,183	20,848
Eliminations
Cash Flows from Operating Activities:
Net (loss) income	(12,898)	(30,709)	(16,438)	(37,443)	101,963	(73,782)	25,577
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation			(28)	(49)	(100)	(179)	(258)
(Gain) loss on disposal of assets, net			4	(8)	(8)
Deferred income tax expense (benefit)						(988)	147
Equity in (loss) income of subsidiaries, net	$ 19,181	$ 34,558	23,143	41,902	(100,217)	84,713	(24,823)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Inventories			(7,199)	(7,159)	(19,456)	(20,065)	(9,064)
Prepaid expenses and other assets			1,127	73	(622)	(291)	(311)
Accounts payable and other					7,020	2,052	(744)
Accounts payable and other current liabilities			(3,258)	4,421
Net cash (used in) provided by continuing operating activities			(2,649)	1,737	(11,420)	(8,540)	(9,476)
Net cash (used in) provided by operating activities			(2,649)	1,737	(11,420)	(8,540)	(9,476)
Cash Flows From Investing Activities:
Purchases of property and equipment			(1)	11	117	125	(16)
Net cash (used in) provided by investing activities from continuing operations			(1)	11	117	125	(16)
Net cash (used in) provided by investing activities				11	117	125	(16)
Cash Flows from Financing Activities:
Intercompany			2,650	(1,748)	11,303	8,413	9,488
Net cash provided by (used in) financing activities			$ 2,650	$ (1,748)	$ 11,303	8,413	9,488
Net (decrease) increase in cash and cash equivalents						(2)	(4)
Cash and cash equivalents at the beginning of the period						$ 2	6
Cash and cash equivalents at the end of the period							$ 2